Property and Equipment - Summary of Depreciation and Amortization Expenses (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Depreciation And Amortization Expense [abstract]
Cost of services	R$ 100,070	R$ 54,203	R$ 31,224
General and administrative expenses	49,358	38,130	25,984
Selling expenses	13,968
Depreciation and Amortization charges	163,396	92,333	57,208
Depreciation charge	125,749	66,501	32,836
Amortization charge (Note 13)	37,647	25,832	24,372
Depreciation and Amortization charges	R$ 163,396	R$ 92,333	R$ 57,208